Merger Agreement (Tables)	6 Months Ended
Jun. 30, 2025
Merger Agreement
Schedule of Net Assets Acquired from Cara

Cash and cash equivalents	$24,992
Prepaid expenses and other current assets	132
Accounts payable	(228)
Accrued expenses and other current liabilities	(1,023)
Net assets acquired	$23,873